Segment Reporting - Operating Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ 55,082	$ (189,846)	$ 75,508	$ (59,955)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	46,998	10,322	82,645	86,271
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	51,581	44,902	105,571	128,281
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(4,583)	(34,580)	(22,926)	(42,010)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(2,166)	(13,734)	(24,002)	(1,406)
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)	10,250	(226,818)	16,865	(291,880)
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Operating Income (Loss)	(2,655)	216	(8,463)	(20,370)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	0	(3,077)	0	(8,524)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	12,905	(223,957)	25,328	(262,986)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ 0	$ 40,384	$ 0	$ 147,060